NUCLEAR FUEL INVENTORY	12 Months Ended
Dec. 31, 2017
NUCLEAR FUEL INVENTORY
NUCLEAR FUEL INVENTORY

NOTE 12 - NUCLEAR FUEL INVENTORY

Below is the composition of the long-term inventory of nuclear fuel intended for the operation of UTN Angra I and UTN Angra II:

	CONSOLIDATED
	12/31/2017	12/31/2016
CURRENT
Elements ready	465,152	455,737

	465,152	455,737
NON-CURRENT
Elements ready	318,229	523,501
Uranium concentrate	194,047	50,965
Ongoing - nuclear fuel	318,732	100,803

	831,008	675,269

	1,296,160	1,131,006

Inventories are stated at cost or net realizable value, whichever is less, broken down as follows:

a) Uranium concentrate and ongoing services (for the transformation of the uranium concentrate into nuclear fuel elements) are recorded by their cost of acquisition;

b) Nuclear fuel elements—are available in the core of the reactor and the Used Fuel Pool inventory (PCU) —allocated to the reults for the year on the basis of their use in the electricity generation process;